Contributed Equity - Schedule of Share Capital (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jul. 01, 2021	Jun. 30, 2021	Jun. 30, 2020
Disclosure of classes of share capital [abstract]
Ordinary shares Fully paid, Shares	486,774,622	485,951,369	404,601,384
Ordinary shares Fully paid	$ 338,108,198	$ 338,011,842	$ 175,775,600	$ 167,744,960	$ 71,752,704